Expense Example - Leverage Shares 2X Short SK Hynix Daily ETF - Leverage Shares 2X Short SK Hynix Daily ETF	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	$ 315